Federated Hermes Clover Small Value Fund
Portfolio of Investments
December 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.6%
		Communication Services—2.9%
142,623		Gray Television, Inc.	$ 2,875,280
112,670	[1]	Liberty Latin America Ltd.	1,284,438
10,599		Nexstar Media Group, Inc., Class A	1,600,237
		TOTAL	5,759,955
		Consumer Discretionary—8.5%
57,686		American Eagle Outfitters, Inc.	1,460,610
12,456	[1]	Asbury Automotive Group, Inc.	2,151,525
23,911	[1]	Bloomin Brands, Inc.	501,653
34,156	[1]	Boyd Gaming Corp.	2,239,609
9,879	[1]	LGI Homes, Inc.	1,526,108
32,132		Macy’s, Inc.	841,216
39,585		Monro, Inc.	2,306,618
43,362		Steven Madden Ltd.	2,015,032
36,908		Travel + Leisure Co.	2,039,905
19,975	[1]	Visteon Corp.	2,220,021
		TOTAL	17,302,297
		Consumer Staples—2.9%
72,939	[1]	Hostess Brands, Inc.	1,489,414
107,135	[1]	Mission Produce, Inc.	1,682,020
12,247		PriceSmart, Inc.	896,113
97,369		Primo Water Corp.	1,716,615
		TOTAL	5,784,162
		Energy—6.6%
90,025	[1]	Championx Corp.	1,819,405
48,021		Civitas Resources, Inc.	2,351,588
117,266	[1]	CNX Resources Corp.	1,612,407
95,567		Ovintiv, Inc.	3,220,608
52,938		PDC Energy, Inc.	2,582,316
61,970		SM Energy Co.	1,826,876
		TOTAL	13,413,200
		Financials—29.3%
69,325		American Equity Investment Life Holding Co.	2,698,129
55,761		Argo Group International Holdings Ltd.	3,240,272
71,552	[1]	Blucora, Inc.	1,239,281
108,794		Cadence Bank	3,240,973
53,945		CNO Financial Group, Inc.	1,286,049
41,397		Cowen Group, Inc.	1,494,432
165,776		First BanCorp	2,284,393
179,663		First Commonwealth Financial Corp.	2,890,778
38,258		First Interstate BancSystem, Inc., Class A	1,555,953
51,441		Hancock Whitney Corp.	2,573,079
14,325		Hanover Insurance Group, Inc.	1,877,434
162,914		Investors Bancorp, Inc.	2,468,147
149,394		KKR Real Estate Finance Trust, Inc.	3,111,877
214,820		OceanFirst Financial Corp.	4,769,004
79,164		Old National Bancorp	1,434,452
14,708		Primerica, Inc.	2,254,295

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
75,189		Radian Group, Inc.	$ 1,588,743
95,457		Sculptor Capital Management, Inc.	2,038,007
20,080		Stifel Financial Corp.	1,414,034
88,473		Synovus Financial Corp.	4,235,202
80,835		United Community Banks, Inc.	2,905,210
163,011		Valley National Bancorp	2,241,401
46,028		Veritex Holdings, Inc.	1,830,994
31,842		Wintrust Financial Corp.	2,891,890
36,210		WSFS Financial Corp.	1,814,845
		TOTAL	59,378,874
		Health Care—5.7%
89,435	[1]	AdaptHealth Corp.	2,187,580
22,791	[1]	Aurinia Pharmaceuticals, Inc.	521,230
47,983	[1]	Envista Holdings Corp.	2,162,114
45,644	[1]	Halozyme Therapeutics, Inc.	1,835,345
12,197	[1]	Syneos Health, Inc.	1,252,388
29,283	[1]	Tenet Healthcare Corp.	2,392,128
61,127	[1]	TransMedics Group, Inc.	1,171,194
		TOTAL	11,521,979
		Industrials—14.1%
1,931	[1]	Avis Budget Group, Inc.	400,431
39,567		Barnes Group, Inc.	1,843,427
20,576	[1]	Casella Waste Systems, Inc.	1,757,602
22,796		EnPro Industries, Inc.	2,509,156
39,291		H&E Equipment Services, Inc.	1,739,413
9,932		Herc Holdings, Inc.	1,554,855
36,699		Hillenbrand, Inc.	1,907,981
34,319	[1]	Kirby Corp.	2,039,235
21,781		Korn Ferry	1,649,475
14,011	[1]	Masonite International Corp.	1,652,597
14,448	[1]	NV5 Holdings, Inc.	1,995,558
26,198	[1]	SkyWest, Inc.	1,029,581
29,045		Spirit AeroSystems Holdings, Inc., Class A	1,251,549
28,083	[1]	SPX Corp.	1,675,993
33,874		Terex Corp.	1,488,762
21,303	[1]	WESCO International, Inc.	2,803,262
36,724		Zurn Water Solutions Corp.	1,336,754
		TOTAL	28,635,631
		Information Technology—9.7%
53,833	[1]	Cohu, Inc.	2,050,499
11,628	[1]	Diodes, Inc.	1,276,871
111,347	[1]	Mitek Systems, Inc.	1,976,409
274,685	[1]	Moneygram International, Inc.	2,167,265
41,104	[1]	SunPower Corp.	857,840
191,079	[1]	TTM Technologies, Inc.	2,847,077
32,213	[1]	Turtle Beach Corp.	717,061
18,261	[1]	Ultra Clean Holdings, Inc.	1,047,451
59,099	[1]	Verint Systems, Inc.	3,103,289
122,755		Vishay Intertechnology, Inc.	2,684,652
78,051	[1]	Voyager Digital Ltd.	974,288
		TOTAL	19,702,702

Shares			Value
		COMMON STOCKS—continued
		Materials—3.4%
20,735		Alcoa Corp.	$ 1,235,391
17,498		Ashland Global Holdings, Inc.	1,883,835
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
22,652	[1]	MP Materials Corp.	1,028,854
112,412		Tronox Holdings PLC	2,701,260
		TOTAL	6,849,340
		Real Estate—9.6%
113,869		Corporate Office Properties Trust	3,184,916
62,207		EPR PPTYS	2,954,210
25,641		Independence Realty Trust	662,307
129,313		Kite Realty Group Trust	2,816,437
225,776		LXP Industrial Trust	3,526,621
152,228		Retail Opportunity Investments Corp.	2,983,669
36,985	[1]	Ryman Hospitality Properties	3,401,141
		TOTAL	19,529,301
		Utilities—5.9%
35,075		Idacorp, Inc.	3,974,348
44,421		Otter Tail Corp.	3,172,548
91,297		Portland General Electric Co.	4,831,437
		TOTAL	11,978,333
		TOTAL COMMON STOCKS (IDENTIFIED COST $154,473,684)	199,855,774
		INVESTMENT COMPANY—1.3%
2,665,055		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[3] (IDENTIFIED COST $2,665,248)	2,665,055
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $157,138,932)	202,520,829
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	281,171
		TOTAL NET ASSETS—100%	$202,802,000
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 9/30/2021	$4,837,957
Purchases at Cost	$14,328,257
Proceeds from Sales	$(16,499,390)
Change in Unrealized Appreciation/Depreciation	$(452)
Net Realized Gain/(Loss)	$(1,317)
Value as of 12/31/2021	$2,665,055
Shares Held as of 12/31/2021	2,665,055
Dividend Income	$308

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$187,765,074	$—	$0	$187,765,074
International	12,090,700	—	—	12,090,700
Investment Company	2,665,055	—	—	2,665,055
TOTAL SECURITIES	$202,520,829	$—	$0	$202,520,829